Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
2.	RELATED PARTY TRANSACTIONS

Consulting Services

Leigh-Ann Durant, a former member of the Company’s board of directors prior to her stepping down in November 2021, provided consulting services to the Company for which the Company incurred $88,994 for consulting services provided by Ms. Durant during the year ended December 31, 2021. The Company paid Ms. Durant $34,560 in cash and issued her options to purchase 23,964 shares of common stock with a total fair value of $54,434 during the year ended December 31, 2021.  Ms. Durant was no longer considered a related party in 2022.

Radu Vitoc, a shareholder and brother of the CEO, provides consulting services to the Company for which the Company incurred $4,700 for services provided during the year ended December 31, 2021. The Company paid Mr. Vitoc $2,350 in cash and issued him options to purchase 184 shares of common stock with a total fair value of $1,100. The remaining $1,250 for services provided in fiscal 2021 were settled in March, 2022 for 226 options issued to Mr.

Vitoc. The Company also issued him a convertible note in the amount of $50,000 during April 2021, which was converted into 8,557 shares of common stock on September 30, 2021 at a conversion price of $6.00 per share, and also received 4,278 warrants to purchase shares of common stock at an exercise price of $6.00 per share.  In 2022, Mr. Vitoc provided consulting services to the Company through July 2022 for which the Company incurred $36,900 for services provided during the year ended December 31, 2022.  The Company paid Mr. Vitoc $19,950 in cash and issued him options to purchase 4,690 shares of common stock with a total fair value of $19.950.  In August 2022, Mr. Vitoc became an employee of the Company.

CEO Loan Agreement

The Company's chief executive officer lent the Company a total of $25,000 in August and September of 2018. These amounts, were unsecured, had no stated interest rate, and no stated repayment terms. The Company repaid $3,633 of the loan to the CEO during 2020 and $367 during 2021. The Company paid these loans in full in March 2021, by issuing the CEO a convertible note in the amount of $21,000. The convertible note issued to the CEO was converted into 3,621 shares of common stock on September 30, 2021 at a conversion price of $6.00 per share.  No further notes to the CEO were incurred in the year ended December 31, 2022.